long-term debt (Details) $ in Millions, $ in Millions	Jan. 01, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Jan. 01, 2017 CAD ($)
Details of long-term debt
Finance leases			$ 102
Long-term debt			14,101	$ 13,660
Current	$ 800		836	1,404	$ 1,327
Non-current	$ 13,300		13,265	12,256	$ 11,604
TELUS Corporation notes
Details of long-term debt
Long-term debt			12,186	11,561
TELUS Corporation commercial paper
Details of long-term debt
Long-term debt		$ 569	774	1,140
TELUS Communications Inc. debentures
Details of long-term debt
Long-term debt			620	620
TELUS International (Cda) Inc. credit facility
Details of long-term debt
Long-term debt			$ 419	$ 339